Taxation - Income before Income Tax Expenses (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
PRC				$ 94,266	570,659	317,844	175,691
Non PRC				(364)	(2,203)	(13,975)	(1,897)
Income from continuing operations before income taxes	$ 102,358	628,273	416,425	$ 93,902	568,456	303,869	173,794